RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14.   RELATED PARTY TRANSACTIONS

Related party transactions are conducted in the normal course of business and unless otherwise noted, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. The following denotes material related party transactions and their impact on earnings for the three and six months ended June 30, 2017.

DCP Midstream, a joint venture, processes certain of the Company’s pipeline customers’ natural gas to meet natural gas quality specifications in order for the natural gas to be transported on the Company’s Texas Eastern Transmission, LP system. DCP Midstream processes the natural gas and sells the NGLs that are extracted from the natural gas. A portion of the proceeds from those sales are retained by DCP Midstream and the balance is remitted to the Company. As a result, the Company received $12 million (US$9 million) and $19 million (US$14 million) classified as revenue from Transportation and other services in the Company’s Consolidated Statements of Earnings for the three and six months ended June 30, 2017, respectively.

The Company provides certain administrative and other services to certain operating entities and recorded recoveries of costs from these affiliates of $34 million (US$26 million) and $53 million (US$40 million) for the three and six months ended June 30, 2017, respectively. Cost recoveries are classified as a reduction to Operating and administrative expense in the Consolidated Statements of Earnings. Outstanding receivables from these affiliates totalled $29 million (US$22 million) as at June 30, 2017.